Non-trading securities - Non-Trading securities reconciliation (Detail) - Insurance subsidiary [Member] - JPY (¥) ¥ in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2016	Mar. 31, 2016
Non-trading debt securities [Line Items]
Cost and/or amortized cost		¥ 257,662	¥ 288,743
Gross unrealized gains		27,650	42,225
Gross unrealized losses		5,100	1,646
Fair value		280,212	329,322
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	[1]	76,764	84,926
Gross unrealized gains	[1]	2,036	4,046
Gross unrealized losses	[1]	466	162
Fair value	[1]	78,334	88,810
Other debt securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	[2]	140,648	161,685
Gross unrealized gains	[2]	5,356	14,078
Gross unrealized losses	[2]	4,351	1,251
Fair value	[2]	141,653	174,512
Equity securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	[3]	40,250	42,132
Gross unrealized gains	[3]	20,258	24,101
Gross unrealized losses	[3]	283	233
Fair value	[3]	¥ 60,225	¥ 66,000

[1]	Primarily Japanese government, agency and municipal securities.
[2]	Primarily corporate debt securities.
[3]	Primarily Japanese equities.